INCOME TAXES - Temporary differences and unused tax losses for which the Company has not recognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 349,250	$ 243,304
PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	350,825	244,974
Exploration and evaluation expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	124,151	105,607
Exploration and evaluation expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	120,995	102,451
Property and equipment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,709)	(6,385)
Property and equipment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,710)	(6,385)
Equity investment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,696	2,821
Equity investment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,696	2,821
Asset retirement obligation | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,584	1,462
Asset retirement obligation | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,584	1,462
Share issue expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	6,135	6,939
Share issue expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	6,135	6,939
Research and development expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	34,304	27,930
Research and development expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	44,732	36,403
Non-capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	175,303	100,290
Non-capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	169,607	96,643
Capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,657	964
Capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,657	964
Unrealized foreign exchange loss on convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(361)	1,185
Unrealized foreign exchange loss on convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(361)	1,185
Convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,337	2,262
Convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,337	2,262
Right-of-use assets | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,550)	(1,504)
Right-of-use assets | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	(1,550)	(1,504)
Lease liabilities | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,677	1,710
Lease liabilities | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,677	1,710
Others | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	26	23
Others | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 26	$ 23